Leases - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) lease
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 58	€ 323	€ 0
Sublease rental income	200	200	€ 200
Number of new sublease arrangements entered into | lease			1
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	1,624	2,912
Office buildings | MOMA
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	1,594
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	1,053	179
Software and licenses
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	0
Land permits
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	35,255	21,166
Land permits | MOMA
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	11,055
Land Permits, Regular Course Of Business
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	35,255	10,110
Other
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 0	€ 0